Leasehold commitments (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of December 31, 2013, leasehold commitments are as follows:

(In thousands of US$)
Year

2014	2,236
2015	1,991
2016	1,676
2017	1,585
2018	1,621
Thereafter	15,798
Total minimum payments (1)	24,907

(1)	Minimum payments have not been reduced by minimum sublease rentals of $2,644 thousand due in the future under non-cancelable subleases.

Operating Leases of Lessee Disclosure [Table Text Block]	The following table presents an analysis of all operating leases:
	2013	2012	2011
Rent expense	2,925	2,468	1,403
Less: Sublease rentals	(559)	(386)	(129)
	2,366	2,082	1,274